S000034850 [Member] Expense Example - Wilmington Large-Cap Strategy Fund - Class I Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	105
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	$ 445